SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Year End Spot Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	32.7900	30.6200	30.7300
Year End Spot Rate [Member] | China, Yuan Renminbi
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	7.2993	7.0978	6.8972
Average Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	32.1064	31.1525	29.7963
Average Rate [Member] | China, Yuan Renminbi
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	7.1957	7.0803	6.7290